Stock-based Compensation and Benefit Plans - Stock Options Outstanding and Exercisable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Options Outstanding
Number of Options	2,704,587
Weighted Average Remaining Contractual Life	4 years 18 days
Weighted Average Exercise Price	$ 2.01
Aggregate Intrinsic Value	$ 61,875	$ 423,000
Options Exercisable
Options Exercisable	1,665,809
Weighted Average Exercise Price	$ 2.33
Aggregate Intrinsic Value	$ 61,875
Exercise Price Range One
Common stock options outstanding and exercisable
Stock option, exercise price, Minimum	$ 0.80
Stock Options Outstanding
Number of Options	112,500
Weighted Average Remaining Contractual Life	2 months 16 days
Weighted Average Exercise Price	$ 0.8
Aggregate Intrinsic Value	$ 61,875
Options Exercisable
Options Exercisable	112,500
Weighted Average Exercise Price	$ 0.8
Aggregate Intrinsic Value	$ 61,875
Exercise Price Range Two
Common stock options outstanding and exercisable
Stock option, exercise price, Minimum	$ 1.35
Stock option, exercise price, Maximum	$ 1.60
Stock Options Outstanding
Number of Options	1,898,670
Weighted Average Remaining Contractual Life	4 years 10 months 6 days
Weighted Average Exercise Price	$ 1.5
Options Exercisable
Options Exercisable	933,262
Weighted Average Exercise Price	$ 1.5
Exercise Price Range Three
Common stock options outstanding and exercisable
Stock option, exercise price, Minimum	$ 4.00
Stock Options Outstanding
Number of Options	693,417
Weighted Average Remaining Contractual Life	2 years 5 months 27 days
Weighted Average Exercise Price	$ 4
Options Exercisable
Options Exercisable	620,047
Weighted Average Exercise Price	$ 4